Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share Based Compensations [Abstract]
Schedule of Share-Based Compensation	Share-based compensation was recorded in the following items within the statements of operation:
Year ended December 31, 2023

Cost of revenues	$16,642
Research and development, net	27,659
Sales and marketing	12,070
General and administrative	70,398

Total expenses	$126,769

Schedule of Summary of the Stock Option Activity	A summary of the stock option activity for the year ended December 31, 2023 is as follows:
	Number of options	Weighted average exercise price*)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value*)

Options outstanding as of January 1, 2023	234,300	$1	3.89	$-
Granted	-	-	-	-
Forfeited	(17,874)	$1	2.89	$0.05

Options outstanding as of December 31, 2023	216,426	$1	2.89	$0.05

Options exercisable as of December 31, 2023	5,468	$1	2.89	$0.05
*)	Reflets the Repricing.